Revenue - Contract Balances (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Trade receivable from contract with customers (Note 14)	$ 34,463	$ 45,962
Contract assets (Note 2(g))	1,183	532
Contract liabilities (Note 2(g))	$ 1,872	$ 4,413